Discontinued Operations (Details) - Schedule of discontinued operations assets and liabilities - Discontinued Operations [Member] - CNY (¥) ¥ in Thousands	Dec. 31, 2022	Dec. 31, 2021
Current assets
Cash	¥ 61,851	¥ 101,403
Accounts receivable, net of allowance for doubtful accounts		14,851
Amounts due from related parties		12,464
Prepaid expenses and other current assets	3,964	6,046
Total current assets	65,815	134,764
Non-current assets
Property and equipment, net	10,184	20,467
Intangible assets, net	1	41,605
Goodwill		120,648
Deferred tax assets	825	14,809
Other non-current assets		451
Total non-current assets	11,010	197,980
Total assets	76,825	332,744
Current liabilities
Contract liabilities	49,862	88,393
Accounts payable	12,898	17,584
Income tax payables	269	4,318
Deferred revenue		7,833
Amounts due to related parties respectively		1,850
Accrued expenses and other payables	41,612	98,311
Total current liabilities	104,641	218,289
Non-current liability
Deferred tax liabilities		13,510
Deferred revenue		10,393
Total liabilities	¥ 104,641	¥ 242,192